Jul-08-03 03:00pm From- T-342 P.004/008 F-557

Manager
Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

1-31749

NYSE

03026903

July 8, 2003

RECD S.E.C.

JUL 0 8 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
JUL 25 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1933, PREFERRED AND CORPORATE INCOME STRATEGIES FUND, INC., Common Stock, par value $.10 per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on July 8, 2003. Tentative listing date – Not yet determined.

Sincerely,